GENERAL	12 Months Ended
Dec. 31, 2018
Disclosure of general [Abstract]
GENERAL
NOTE 1:	GENERAL

a.	General description of the Company and its operations:

MediWound Ltd. (the "Company" or "MediWound"), is a fully integrated biopharmaceutical company focused on developing, manufacturing and commercializing novel products to address unmet needs in the fields of severe burns, chronic and other hard to heal wounds, connective tissue disorders and other indications.

The Company's innovative biopharmaceutical product, NexoBrid, received marketing authorization from the European Medicines Agency ("EMA") as well as the Israeli, Argentinean, South-Korean and Russian Ministries of Health, for removal of dead or damaged tissue, known as eschar, in adults with deep partial and full thickness thermal burns. The Company sells NexoBrid in Europe and in Israel through its commercial organizations and in other territories through local distributers.

The Company second investigational innovative product, EscharEx, is a topical biological drug being developed for debridement of chronic and other hard-to-heal wounds.

The Company has a contract with the U.S. Biomedical Advanced Research and Development Authority ("BARDA"), which was modified in July 2017, for the advancement of the development and manufacturing, as well as the procurement of NexoBrid, as a medical countermeasure as part of BARDA preparedness for mass casualty events. In September 2018, the Company has awarded additional contract with BARDA to develop NexoBrid for the treatment of Sulfur Mustard injuries as part of BARDA preparedness for mass casualty events (see Note 15d).

b.
The Company has two wholly owned subsidiaries: MediWound Germany GmbH, acting as Europe (“EU”) marketing authorization holder and EU sales and marketing arm and MediWound UK Limited, an inactive company. In addition, the Company owns approximately 8%  of PolyHeal Ltd., a private life sciences company ("PolyHeal").

c.
The Company's securities are listed for trading on NASDAQ since March 2014. In September 2017, the Company completed a follow-on public offering. A total of 5,037,664 new ordinary shares were issued in consideration to net proceeds of $22,658, after deducting underwriter’s discounts, commissions and other offering expenses (see Note 16).